Short-term Bank Loans - Unused Credit Lines of Short-term Bank Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)
Short-term bank loans [member]
Disclosure of detailed information about borrowings [Line Items]
Unused credit lines of short-term bank loans	$ 3,252,500	$ 90,000	$ 3,028,357	$ 80,000